SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue	¥ 7,965,323	$ 1,249,933	¥ 4,033,418	¥ 3,024,934
Allowance for doubtful accounts	765		0		$ 120
Accounts receivable, net	38,605		17,381		6,058
Deferred revenues	96,212		88,174		$ 15,098
Revenues from product sales
Revenue	6,659,218	1,044,977	3,716,791	3,009,590
Partnership stores - material sales
Revenue	834,677	130,979	227,183	12,586
Partnership stores - Other services
Revenue	147,750	23,185	33,323	2,542
Partnership stores - profit sharing
Revenue	¥ 144,831	$ 22,727	12,796	216
Partnership stores - profit sharing | Minimum
Term of profit-sharing freed (in months)	1 month	1 month
Partnership stores - profit sharing | Maximum
Term of profit-sharing freed (in months)	3 months	3 months
Revenue from product sales on a net basis
Revenue	¥ 2,009	$ 315	3,671	0
Partnership stores - Equipment sales
Revenue	¥ 178,847	$ 28,065	¥ 43,325	¥ 0
Term of warrant (in years)	1 year	1 year